Property, Plant and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2020	2021
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	37,559	36,915
Furniture, fixtures and equipment	11,292	11,073
Motor vehicles	1,512	1,540
Leasehold improvements	3,908	4,074
Impairment	(2,951)	(2,846)
	83,553	82,989
Less: accumulated depreciation and amortization	(54,967)	(55,666)
Net book value	$28,586	$27,323

Schedule of Leasehold Land and Buildings

Cost of leasehold land and buildings consist of the following:

	March 31,
	2020	2021
Land use right of state-owned land and buildings erected thereon (a)	$28,077	$28,077
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$32,233	$32,233

(a)

The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2021, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on operating lease with net values of $7,265 and $7,042 as of March 31, 2020 and 2021, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2020	2021

Cost	$10,623	$10,623
Less: accumulated depreciation and amortization	(3,358)	(3,581)
Net book value	$7,265	$7,042